Subsequent Events	9 Months Ended
Feb. 28, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after February 28, 2017 up through the date these financial statements were available for issuance. It has been determined that the following events need to be reported.

On March 20, 2017, the Company authorized and issued a Convertible Promissory Note in favor of Crown Bridge Partners for $114,000

On March 27, 2017, the Company authorized and issued a Convertible Promissory Note in favor of JSJ Investments, Inc. for $125,000.

On April 4, 2017, the Company authorized and issued a Convertible Promissory Note in favor of Auctus Fund, LLC for $145,000.